Assets held for sale and discontinued operations - Summary of information about in cash flows attribute to assets and liabilities held for sale discontinued operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash generated by operating activities	$ 893.8	$ 1,107.6	$ 753.0
Net cash used by investing activities	407.7	(523.1)	(1,092.6)
Net cash (used) generated by financing activities	(257.0)	(503.4)	369.5
Discontinued operations [member] | Parent Company [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash generated by operating activities	301.9	466.4	710.3
Net cash used by investing activities	(239.8)	(295.5)	(401.3)
Net cash (used) generated by financing activities	(19.1)	(212.5)	555.7
Total cash flow from discontinued operations	$ 43.0	$ (41.6)	$ 864.7